Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Summary of maturity analysis of the Company's operating lease liabilities and reconciliation of the undiscounted cash flows to the operating lease liabilities

	Rental
	RMB	US$

2021	271,898	41,670
2022	173,110	26,530
2023	127,738	19,577
2024	107,851	16,529
2025 and after	34,889	5,347
Total undiscounted cash flows	715,486	109,653
Less: imputed interest	(47,511)	(7,282)
Present value of lease liabilities	667,975	102,371

Summary of supplemental information related to leases

	As of December 31,
	2019	2020	2020
	RMB	RMB	US$

Operating cash flows for operating leases	76,130	166,967	25,589
ROU assets obtained in exchange for new operating lease liabilities	402,646	265,821	40,739